MetLife Investors Insurance Company of California

22 Corporate Plaza Drive

Newport Beach, CA 92660

November 5, 2004

VIA EDGAR

Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Judiciary Plaza

450 Fifth Street, NW

Washington, D.C. 20549

Re:	MetLife Investors Insurance Company of California and
MetLife Investors Variable Annuity Account Five
File No. 333-54016 (Class VA Class AA and Class B)
Rule 497(j)

Commissioners:

On behalf of MetLife Investors Insurance Company of California (the “Company”) and MetLife Investors Variable Annuity Account Five (the “Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement, dated November 3, 2004 and the two Prospectus Supplements, dated November 22, 2004 to the Prospectuses dated May 1, 2004 (as supplemented) being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplements to the Prospectuses contained in Post-Effective Amendment No. 9 for the Account filed electronically with the Commission on November 2, 2004.

If you have any questions, please contact me at (617) 578-3514.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate

Senior Counsel of

Metropolitan Life Insurance Company